Components of Income Before Income Tax (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Income Before Income Tax [Line Items]
Domestic	$ 37,071	$ 36,764	$ (10,351)
Foreign	19,887	14,408	77,657
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest, Total	$ 56,958	$ 51,172	$ 67,306